Restructuring and Impairments	12 Months Ended
Dec. 31, 2011
Restructuring and Impairments
Restructuring and Impairments

NOTE 19—Restructuring and Impairments

        In December 2009, the Company closed its Walter Coke fiber plant. The fiber plant produced approximately 100,000 tons of various slag wool fiber products annually. The closure resulted in a restructuring and impairment charge of $3.6 million, of which $2.2 million related to the impairment of property, plant and equipment and $1.4 million related to severance and other obligations. In addition, Walter Coke recorded a charge of $0.9 million included in cost of sales in the 2009 statement of operations related to inventory write-downs. Approximately $0.1 million of cash was used in 2009 for severance and other obligations, with the remainder expended in 2010. As a result, there were no restructuring obligations remaining at December 31, 2010. The property, plant and equipment of the fiber plant was written down to fair value of $0.2 million, which was estimated using comparable transactions of similar assets, less the cost to dispose of the assets.